Condensed Consolidated Statements of Shareholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Other [Member]	Retained Earnings [Member]	Total	Receivables from Stockholder [Member]
Balance at Mar. 31, 2021	$ 13,000	$ 20,151,000		$ (12,254,000)	$ 7,910,000
Balance, shares at Mar. 31, 2021	1,301,358
Net income (Ioss)				230,000	230,000
Issuance of common stock	$ 6,000	4,944,000			4,950,000
Issuance of common stock, shares	550,000
Issuance of common stock for stock offering costs
Issuance of pre-funded warrants		4,882,000			4,882,000
Common stock offering costs		(831,000)			(831,000)
Issuance of common stock for stock offering costs, shares	19,047
Redemption and retirement of treasury shares	$ (7,000)	(4,301,000)		(2,855,000)	(7,163,000)
Redemption and retirement of treasury shares, shares	(654,105)
Stock based compensation		44,000			44,000
Stock based compensation, shares	2,242
Exercise of stock options		14,000			14,000
Exercise of stock options, shares	2,667
Balance at Mar. 31, 2022	$ 12,000	24,903,000		(14,879,000)	10,036,000
Balance, shares at Mar. 31, 2022	1,221,209
Net income (Ioss)				(1,653,000)	(1,653,000)
Issuance of common stock	$ 19,000	4,489,000			4,508,000
Issuance of common stock, shares	1,909,519
Issuance of common stock for stock offering costs		(1,000)		1,000
Issuance of common stock for stock offering costs, shares	1,688
Stock based compensation, shares	15,803
Balance at Dec. 31, 2022	$ 31,000	29,698,000		(16,531,000)	13,198,000
Balance, shares at Dec. 31, 2022	3,148,219
Balance at Mar. 31, 2022	$ 12,000	24,903,000		(14,879,000)	10,036,000
Balance, shares at Mar. 31, 2022	1,221,209
Net income (Ioss)				(4,638,000)	(4,638,000)
Employee compensation - stock option		237,000			237,000
Issuance of common stock	$ 10,000	4,026,000			4,030,000	(6,000)
Issuance of common stock, shares	1,014,230
Common stock offering costs		(637,000)			(637,000)
Stock based compensation		145,000			145,000
Stock based compensation, shares	15,803
Exercise of pre-funded and common warrants	$ 10,000	1,148,000			1,158,000
Exercise of pre-funded warrants, shares	914,558
Other
Rounding of common stock issued due to reverse split, shares	1,688
Balance at Mar. 31, 2023	$ 32,000	29,822,000	$ (6,000)	(19,517,000)	10,331,000	(6,000)
Balance, shares at Mar. 31, 2023	3,167,488
Balance at Dec. 31, 2022	$ 31,000	29,698,000		(16,531,000)	13,198,000
Balance, shares at Dec. 31, 2022	3,148,219
Net income (Ioss)				(5,445,000)	(5,445,000)
Employee compensation - stock option		138,000			138,000
Issuance of common stock	$ 11,000	1,629,000			1,640,000
Issuance of common stock, shares	1,057,810
Issuance of common stock for stock offering costs				(1,000)	(1,000)
Sale of common stock warrants		14,000			14,000
Sale of common stock warrants, shares	14,230
Balance at Jun. 30, 2023	$ 42,000	31,479,000		(21,977,000)	9,544,000
Balance, shares at Jun. 30, 2023	4,220,259
Balance at Dec. 31, 2022	$ 31,000	29,698,000		(16,531,000)	13,198,000
Balance, shares at Dec. 31, 2022	3,148,219
Balance at Dec. 31, 2023	$ 64,000	33,429,000		(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Balance at Mar. 31, 2023	$ 32,000	29,822,000	(6,000)	(19,517,000)	10,331,000	(6,000)
Balance, shares at Mar. 31, 2023	3,167,488
Net income (Ioss)				(2,460,000)	(2,460,000)
Employee compensation - stock option		63,000			63,000
Issuance of common stock	$ 11,000	1,593,000			1,604,000
Issuance of common stock, shares	1,052,771
Issuance of common stock for stock offering costs	$ (1,000)	1,000	6,000		6,000
Balance at Jun. 30, 2023	$ 42,000	31,479,000		(21,977,000)	9,544,000
Balance, shares at Jun. 30, 2023	4,220,259
Balance at Mar. 31, 2023	$ 32,000	29,822,000	(6,000)	(19,517,000)	10,331,000	(6,000)
Balance, shares at Mar. 31, 2023	3,167,488
Net income (Ioss)				(6,398,000)	(6,398,000)
Issuance of common stock	$ 32,000	3,497,000			3,529,000
Issuance of common stock, shares	3,250,573
Issuance of common stock for stock offering costs					6,000	6,000
Common stock offering costs		(179,000)			(179,000)
Issuance of common stock for stock offering costs, shares
Stock based compensation		110,000			110,000
Stock based compensation, shares
Issuance of common stock - at-the -market offering	$ 10,000	1,699,000			1,709,000
Issuance of common stock - at-the-market offering, shares	1,052,770
Issuance of common stock - private placement	$ 22,000	1,977,000			1,999,000
Issuance of common stock - private placement, shares	2,197,803
Other					6,000	6,000
Balance at Dec. 31, 2023	$ 64,000	33,429,000		(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Balance at Mar. 31, 2024	$ 64,000	33,448,000		(28,282,000)	5,230,000
Balance, shares at Mar. 31, 2024	6,418,061
Balance at Dec. 31, 2023	$ 64,000	33,429,000		(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Net income (Ioss)				(8,486,000)	(8,486,000)
Employee compensation - stock option		36,000			36,000
Balance at Jun. 30, 2024	$ 64,000	33,465,000		(34,401,000)	(872,000)
Balance, shares at Jun. 30, 2024	6,418,061
Balance at Mar. 31, 2024	$ 64,000	33,448,000		(28,282,000)	5,230,000
Balance, shares at Mar. 31, 2024	6,418,061
Net income (Ioss)				(6,119,000)	(6,119,000)
Employee compensation - stock option		17,000			17,000
Balance at Jun. 30, 2024	$ 64,000	$ 33,465,000		$ (34,401,000)	$ (872,000)
Balance, shares at Jun. 30, 2024	6,418,061